RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Risk Management [Abstract]
Disclosure of credit risk exposure [text block]
The maximum exposure to credit risk of Grupo Aval, at a consolidated level is reflected in the carrying value of financial assets in the statement of financial position of Grupo Aval as of December 31, 2017 and 2016 as follows:

Account	December 31, 2017		December 31, 2016
Assets
Cash and cash equivalents (**)	Ps.	16,531,811	Ps.	17,294,457

Financial assets held for trading		2,650,536		2,343,902
Financial instruments available-for-sale		17,790,127		17,662,733
Financial instruments held-to-maturity		2,899,039		2,570,486
Other financial assets at fair value through profit or loss		2,282,611		2,072,674
Derivatives instruments		328,392		502,209
Hedging derivatives		55,261		128,479
Loans and receivables
Commercial		99,428,894		93,149,211
Consumer		50,382,895		46,927,997
Mortgage		16,151,299		14,683,537
Microcredit		409,688		399,431
Other accounts receivable		4,466,134		3,719,672
Total financial assets with credit risk	Ps.	213,376,687	Ps.	201,454,788
Financial instruments with credit risk outside of the statement of financial position at its nominal value
Financial guarantees and letters of credit		3,495,921		3,510,546
Credit commitments		23,727,317		24,077,175
Total exposure to credit risk outside of the statement of financial position	Ps.	27,223,238	Ps.	27,587,721
Total maximum exposure to credit risk	Ps.	240,599,925	Ps.	229,042,509

(**) Not including funds in custody by the entity (cash, tellers, vaults), because there is no credit risk regarding Grupo Aval entities.

Disclosure of Detailed Information on Credit Portfolio [Text Block]
As of December 31, 2017 and 2016, the following chart shows the detail of the credit portfolio per type of guarantees received as support of credits issued by Grupo Aval at a consolidated level:

December 31, 2017	Commercial		Consumer		Mortgages		Microcredit		Finance Leases (1)		Total
Unsecured credits	Ps.	51,074,506	Ps.	42,566,151	Ps.	6,859	Ps.	275,701	Ps.	52,179	Ps.	93,975,396
Loans secured by other banks		350,562		4,284		-		-		4,803		359,649
Collateralized credits:
Mortgages		865,857		62,174		15,025,672		4,811		6,127		15,964,641
Other real estate		13,126,277		1,248,808		4,290		1,168		120,909		14,501,452
Investments in equity instruments		433,041		1,077		-		-		-		434,118
Deposits in cash or cash equivalents		2,172,911		141,891		-		101		-		2,314,903
Leased machineries and vehicles		-		-		-		-		9,151,139		9,151,139
Fiduciary agreements, stand by letters and guarantee funds		8,129,469		36,204		64,250		102,698		364,938		8,697,559
Pledged income		3,032,277		266		22		-		11,478		3,044,043
Pledges		3,859,626		5,728,752		1,597		1,290		20,452		9,611,717
Other assets		6,491,968		366,524		843		23,919		1,434,905		8,318,159
Total gross credit portfolio	Ps.	89,536,494	Ps.	50,156,131	Ps.	15,103,533	Ps.	409,688	Ps.	11,166,930	Ps.	166,372,776

December 31, 2016	Commercial		Consumer		Mortgages		Microcredit		Finance Leases (1)		Total
Unsecured credits	Ps.	48,506,261	Ps.	39,350,056	Ps.	3,034	Ps.	270,027	Ps.	42,964	Ps.	88,172,342
Loans secured by other banks		413,049		3,145		-		-		4,779		420,973
Collateralized credits:
Mortgages		811,440		59,206		13,746,499		5,388		6,391		14,628,924
Other real estate		12,317,032		1,155,760		4,365		1,373		108,571		13,587,101
Investments in equity instruments		503,141		1,779		-		-		-		504,920
Deposits in cash or cash equivalents		1,987,187		149,516		-		-		-		2,136,703
Leased machineries and vehicles		-		-		-		-		9,254,960		9,254,960
Fiduciary agreements, stand by letters and guarantee funds		7,873,687		41,526		25,818		120,771		353,179		8,414,981
Pledged income		3,066,559		451		-		-		5,741		3,072,751
Pledges		5,308,416		5,570,825		1,587		1,659		4,267		10,886,754
Other assets		2,404,344		380,125		130		213		1,294,955		4,079,767
Total gross credit portfolio	Ps.	83,191,116	Ps.	46,712,389	Ps.	13,781,433	Ps.	399,431	Ps.	11,075,807	Ps.	155,160,176

(1)	See Note 11.

Disclosure of Detailed Information on Credit Portfolio by Geographocal Area [Text Block]
The detail of credit risk at the level of Grupo Aval in the different geographic areas determined according to the domicile of the debtor, without taking into consideration loan loss provisions as of December 31, 2017 and 2016 is as follows.

December 31, 2017	Commercial		Consumer		Mortgages		Microcredit		Finance Leases (1)		Total
Colombia	Ps.	61,960,497	Ps.	32,878,650	Ps.	5,674,640	Ps.	409,688	Ps.	10,289,156	Ps.	111,212,631
Panamá		4,877,646		4,852,539		2,154,504		-		121,838		12,006,527
United States		6,433,333		736		10		-		-		6,434,079
Costa Rica		3,833,906		4,848,689		3,868,474		-		712,686		13,263,755
Nicaragua		2,228,138		1,307,042		403,191		-		6,052		3,944,423
Honduras		2,794,260		1,736,449		740,113		-		3,251		5,274,073
El Salvador		1,746,193		2,267,152		897,404		-		9,747		4,920,496
Guatemala		4,807,329		2,264,791		1,365,197		-		24,200		8,461,517
Other countries		855,192		83		-		-		-		855,275
Total gross credit portfolio	Ps.	89,536,494	Ps.	50,156,131	Ps.	15,103,533	Ps.	409,688	Ps.	11,166,930	Ps.	166,372,776

(1)	See Note 11.

December 31, 2016	Commercial		Consumer		Mortgages		Microcredit		Finance Leases (1)		Total
Colombia	Ps.	58,561,329	Ps.	30,523,917	Ps.	4,822,806	Ps.	399,431	Ps.	10,244,275	Ps.	104,551,758
Panamá		4,839,734		4,650,419		2,067,375		-		127,976		11,685,504
United States		5,186,307		436		16		-		-		5,186,759
Costa Rica		3,329,869		4,390,441		3,674,158		-		665,281		12,059,749
Nicaragua		2,148,814		1,237,205		390,003		-		7,164		3,783,186
Honduras		2,292,105		1,597,280		720,987		-		3,867		4,614,239
El Salvador		1,499,044		2,076,588		873,870		-		11,977		4,461,479
Guatemala		4,455,244		2,080,065		1,232,218		-		15,267		7,782,794
Other countries		878,670		156,038		-		-		-		1,034,708
Total gross credit portfolio	Ps.	83,191,116	Ps.	46,712,389	Ps.	13,781,433	Ps.	399,431	Ps.	11,075,807	Ps.	155,160,176

(1)	See Note 11.

Disclosure of Detailed Information on Credit Portfolio by Economic Sector [Text Block]
Below is the credit portfolio distribution of Grupo Aval by economic sector as of December 31, 2017 and 2016:

Sector	December 31, 2017%			December 31, 2016%
Agricultural	Ps.	3,940,981	2%	Ps.	3,734,625	2%
Mining products and oil		2,377,188	1%		2,018,219	1%
Food, beverage and tobacco		8,165,975	5%		7,273,602	5%
Chemical production		5,672,310	3%		5,276,248	4%
Other industrial and manufacturing products		4,469,427	3%		4,576,173	3%
Government		3,579,838	2%		3,629,849	2%
Construction		10,313,655	7%		9,959,536	7%
Trade and tourism		2,182,437	1%		2,025,206	1%
Transportation and communications		7,566,374	5%		7,814,741	5%
Public services		5,421,328	3%		5,160,778	3%
Consumer services		70,947,936	43%		66,157,872	43%
Commercial services		38,788,363	23%		34,587,323	22%
Other		2,946,964	2%		2,946,004	2%
Total of each economic sector	Ps.	166,372,776	100%	Ps.	155,160,176	100%

Disclosure of Detailed Information on Credit Portfolio of government issued securities [Text Block]
Below is the detail of Grupo Aval’s sovereign debt portfolio issued by Central Governments per country:

	December 31, 2017			December 31, 2016
			%			%
Investment grade (1)
Chile	Ps.	24,932	0.19%	Ps.	-	0.00%
Colombia		10,716,568	82.81%		11,562,492	84.04%
Mexico		-	0.00%		9,126	0.07%
Panama		617,126	4.78%		530,055	3.85%
USA		57,120	0.44%		24,808	0.18%
	Ps.	11,415,746	88.22%	Ps.	12,126,481	88.14%
Speculative (2)
Argentina		-	0.00%		3,246	0.02%
Costa Rica		1,018,737	7.87%		951,809	6.92%
El Salvador		76,682	0.59%		85,626	0.62%
Guatemala		56,808	0.44%		195,876	1.42%
Honduras		372,237	2.88%		394,184	2.87%
Nicaragua		550	0.00%		863	0.01%
	Ps.	1,525,014	11.78%	Ps.	1,631,604	11.86%
	Ps.	12,940,760	100.00%	Ps.	13,758,085	100.00%

Below is the detail of Grupo Aval’s debt portfolio issued by Central Banks:

	December 31, 2017			December 31, 2016
			%			%
Investment Grade (1)	Ps.	-	0%	Ps.	-	0%

Speculative (2)
Costa Rica	Ps.	207,474	14.92%	Ps.	124,695	20.33%
Guatemala		876,271	63.00%		335,900	54.76%
Honduras		158,990	11.43%		30,891	5.04%
Nicaragua		148,234	10.66%		121,971	19.87%
	Ps.	1,390,969	100.00%	Ps.	613,457	100.00%
Total sovereign risk	Ps.	14,331,729		Ps.	14,371,542

(1)	Investment grade includes the risk rating of Fitch Ratings Colombia S.A o F1+ to F3, BRC of Colombia from BRC 1+ to BRC 3 and Standard &; Poor’s from A1 to A3.
(2)	Speculative or non-investment grade level includes the risk rating of Fitch Ratings Colombia S.A. from B to E, BRC de Colombia from BRC 4 to BRC 6 and Standard &; Poor’s from B1 to D.

Disclosure of financial assets that are either past due or impaired [text block]
As of December 31, 2017 and 2016, a summary of the overdue portfolio by days past due is as follows:

			Arrears but not impaired
December 31, 2017	Current not impaired		From 1 to 30 days		From 31 to 60 days		From 61 to 90 days		Total in arrears but not impaired		Total impaired		Total portfolio

Commercial	Ps.	84,001,847	Ps.	1,062,814	Ps.	124,401	Ps.	91,658	Ps.	1,278,873	Ps.	4,255,774	Ps.	89,536,494
Consumer		44,677,006		1,881,589		593,525		295,676		2,770,790		2,708,335		50,156,131
Mortgage		13,886,169		536,926		165,971		69,120		772,017		445,347		15,103,533
Microcredit		296,613		38,827		9,285		6,230		54,342		58,733		409,688
Finance Leases (1)		10,010,568		401,444		50,032		26,855		478,331		678,031		11,166,930
Total loan portfolio value	Ps.	152,872,203	Ps.	3,921,600	Ps.	943,214	Ps.	489,539	Ps.	5,354,353	Ps.	8,146,220	Ps.	166,372,776

			Arrears but not impaired
December 31, 2016	Current not impaired		From 1 to 30 days		From 31 to 60 days		From 61 to 90 days		Total in arrears but not impaired		Total impaired		Total portfolio

Commercial	Ps.	78,780,803	Ps.	905,756	Ps.	109,524	Ps.	59,929	Ps.	1,075,209	Ps.	3,335,104	Ps.	83,191,116
Consumer		42,078,345		1,649,188		508,195		245,185		2,402,568		2,231,476		46,712,389
Mortgage		12,736,550		525,900		117,856		51,894		695,650		349,233		13,781,433
Microcredit		284,455		44,216		8,705		6,455		59,376		55,600		399,431
Finance Leases (1)		9,978,928		514,646		34,805		20,623		570,074		526,805		11,075,807
Total loan portfolio value	Ps.	143,859,081	Ps.	3,639,706	Ps.	779,085	Ps.	384,086	Ps.	4,802,877	Ps.	6,498,218	Ps.	155,160,176

(1)	See Note 11

Disclosure of internal credit grades [text block]
As of December 31, 2017 and 2016, the following is a summary of the portfolio credit by risk level rating.

	December 31, 2017		December 31, 2016
Commercial
“A” Normal Risk	Ps.	82,217,135	Ps.	77,930,507
“B” Acceptable Risk		2,093,079		1,996,137
“C” Appreciable Risk		2,735,103		1,818,112
“D” Significant Risk		1,620,293		910,746
“E” Risk of nonrecoverability		870,884		535,614
		89,536,494		83,191,116
Consumer
“A” Normal Risk		45,794,015		42,956,173
“B” Acceptable Risk		1,364,520		1,240,377
“C” Appreciable Risk		1,232,881		1,169,752
“D” Significant Risk		1,256,089		984,334
“E” Risk of nonrecoverability		508,626		361,753
		50,156,131		46,712,389
Mortgage
“A” Normal Risk		14,208,051		13,104,010
“B” Acceptable Risk		324,925		247,334
“C” Appreciable Risk		326,237		234,954
“D” Significant Risk		79,707		62,383
“E” Risk of nonrecoverability		164,613		132,752
		15,103,533		13,781,433
Microcredit
“A” Normal Risk		341,194		337,391
“B” Acceptable Risk		11,871		11,687
“C” Appreciable Risk		6,742		9,432
“D” Significant Risk		7,342		7,523
“E” Risk of nonrecoverability		42,539		33,398
		409,688		399,431
Financial leasing
“A” Normal Risk		9,874,243		10,136,530
“B” Acceptable Risk		489,323		443,437
“C” Appreciable Risk		394,534		206,397
“D” Significant Risk		309,726		211,983
“E” Risk of nonrecoverability		99,104		77,460
Financial leasing portfolio gross balance	Ps.	11,166,930	Ps.	11,075,807
Gross balance of financial assets per credit portfolio	Ps.	166,372,776	Ps.	155,160,176

Disclosure of Detailed Information on Credit Portfolio by restructuring [Text Block]
The following is the balance of restructured loans as of December 31, 2017 and 2016:

Restructured loans	December 31, 2017		December 31, 2016

Local	Ps.	2,674,637	Ps.	3,179,875
Foreign		643,756		526,703
Total restructured	Ps.	3,318,393	Ps.	3,706,578

Disclosure of Detailed Information on Foreclosed Assets [Text Block]
During the years ended December 31, 2017 and 2016, the following is the total of foreclosed assets received and sold during such periods:

	December 31, 2017		December 31, 2016

Foreclosed assets received	Ps.	106,030	Ps.	220,400
Foreclosed assets sold		64,038		44,677

Disclosure of Detailed information on Credit Worthiness [Text Block]
a)	Cash and cash equivalents

	December 31, 2017		December 31, 2016
Investment grade	Ps.	9,391,266	Ps.	10,978,574
Central Bank		3,820,538		3,598,126
Financial entities		5,570,728		7,338,920
Others		-		41,528
Speculative grade		6,679,084		5,887,086
Central Bank		5,993,380		5,381,681
Financial entities		685,704		505,405
Without grade or not available		461,461		428,797
Central Bank		1,469		1,724
Financial entities		459,909		426,826
Others		83		247
Cash and cash equivalent with third parties	Ps.	16,531,811	Ps.	17,294,457
Cash held by entity (**)		5,805,027		4,898,547
Total	Ps.	22,336,838	Ps.	22,193,004

(**) Cash held by Bank in custody in vaults, ATMs and cash.

b)	Held-for-trading investments

Debt securities

	December 31, 2017		December 31, 2016
Investment grade
Sovereign (*)	Ps.	1,231,219	Ps.	985,455
Other Public Entities(**)		70,064		79,789
Corporate		68,286		84,880
Financial Entities		1,007,540		959,085
Total investment grade	Ps.	2,377,109	Ps.	2,109,209
Speculative grade
Sovereign(*)	Ps.	92,931	Ps.	88,095
Central Banks		34,095		74,727
Financial Entities		129,985		71,871
Total Speculative grade	Ps.	257,011	Ps.	234,693
Without Grade or Not available
Corporate	Ps.	16,416	Ps.	-
Total Without Grade or Not available	Ps.	16,416	Ps.	-
	Ps.	2,650,536	Ps.	2,343,902

(*)  A sovereign credit rating considers the risk of Treasury issuer or similar agency (government debt portfolio).
(**) Derived from operations with government entities; including public administrations in general (plus regional and local).

c)	Available-for-sale financial assets

Debt Securities

	December 31, 2017		December 31, 2016
Investment grade
Sovereign(*)	Ps.	10,157,239	Ps.	11,115,044
Other Public Entities(**)		662,702		569,312
Corporate		148,738		341,099
Financial Entities		2,975,485		2,149,641
Multilaterals		104,885		93,069
Total investment grade	Ps.	14,049,049	Ps.	14,268,165
Speculative grade
Sovereign(*)		1,432,083		1,543,509
Central Banks		1,356,874		538,731
Corporate		274,450		366,482
Financial Entities		642,592		822,729
Total Speculative grade	Ps.	3,705,999	Ps.	3,271,451
Without Grade or Not available
Corporate		563		82,663
Financial Entities		-		15,705
Total Without Grade or Not available	Ps.	563	Ps.	98,368
Default (***)
Corporate		34,516		24,749
Total Default		34,516		24,749
	Ps.	17,790,127	Ps.	17,662,733

(*) A sovereign credit rating considers the risk of Treasury issuer or similar agency (government debt portfolio).
(**) Derived from operations with government entities; including public administrations in general (plus regional and local).
(***)Includes investments in the Brazilian Telecommunications Company OI S.A. And its subsidiary Telemar Norte Leste S.A., which requested to avail themselves of the judicial protection law after declaring bankruptcy on June 20, 2016.

d)	Held-to-maturity investments

	December 31, 2017		December 31, 2016
Investment Grade
Sovereign(*)	Ps.	27,288	Ps.	25,981
Other Public Entities(**)		2,839,286		2,484,078
Corporate		-		1,541
Financial Entities		8,635		-
Multilaterals		-		58,886
Total investment Grade	Ps.	2,875,209	Ps.	2,570,486
Without Grade or Not available
Financial Entities		23,830		-
Total Without Grade or Not available		23,830		-
	Ps.	2,899,039	Ps.	2,570,486

(*) A sovereign credit rating considers the risk of Treasury issuer or similar agency (government debt portfolio).
(**)Derived from operations with government entities; including public administrations in general (plus regional and local).

e)	Derivative instruments and hedging derivatives

The details of credit rating determined by independent credit rating agents of counterparties in trading asset derivative instruments and hedging derivative instruments are as follows.

Credit Worthiness	December 31, 2017		December 31, 2016
Investment Grade	Ps.	312,426	Ps.	528,823
Speculative		503		248
Without Grade or not available		70,724		101,617
Total	Ps.	383,653	Ps.	630,688

Disclosure of assets and liabilities exposed to trading risk [Text Block]
The following is a breakdown of Grupo Aval’s financial assets and liabilities exposed to trading risk held at December 31, 2017 and 2016.

	December 31, 2017		December 31, 2016
Account
Financial assets
Debt financial assets
Trading	Ps.	2,650,536	Ps.	2,343,902
Available-for-sale		17,790,127		17,662,733
Total	Ps.	20,440,663	Ps.	20,006,635
Derivative instruments	Ps.	328,392	Ps.	502,209
Hedging derivatives		55,261		128,479
		383,653		630,688
Total financial assets	Ps.	20,824,316	Ps.	20,637,323
Liabilities
Derivative instruments		298,665		640,695
Hedging derivatives		13,464		43,436
Total financial liabilities		312,129		684,131
Net position	Ps.	20,512,187	Ps.	19,953,192

Disclosure of Detailed Information about Financial Subsidiaries Risk [Text Block]
According to the standard model, the market value-at-risk (VaR) for Grupo Aval´s financial subsidiaries consolidated at their level at December 31, 2017 and 2016 was as follows:

	December 31, 2017		December 31, 2016
Bank	Value	Basis points of regulatory capital	Value	Basis points of regulatory capital
Banco Bogotá	829,846	109	579,486	81
Banco de Occidente	184,223	56	141,794	56
Banco Popular	125,265	79	120,572	85
Banco AV Villas	18,394	20	89,402	130
Corficolombiana	159,214	9	159,697	11

Disclosure of Detailed Information about Financial Subsidiaries Risk by Type [Text Block]
Banco de Bogotá S.A

Maximum, Minimum and Average VaR Values
December 31, 2017
	Minimum	Average	Maximum	Period end
Interest rate	309,368	342,043	400,828	321,121
Exchange rate	12,424	52,925	304,429	304,429
Shares	7,234	7,068	8,099	8,099
Mutual funds	187,698	184,582	196,197	196,197
VaR Portfolio	523,306	586,619	829,846	829,846

Maximum, Minimum and Average VaR Values
December 31, 2016
	Minimum	Average	Maximum	Period end
Interest rate	324,908	496,788	711,827	346,303
Exchange rate	26,940	37,336	57,160	57,160
Shares	5,090	9,622	15,089	6,002
Mutual funds	149,082	160,274	170,020	170,020
VaR Portfolio	550,562	704,020	909,405	579,486

Banco de Bogota´s market risk weighted assets remained on average around 7.5 % of the total risk-weighted assets during the year ended December 31, 2017 and 5.5% on the year ended December 31, 2016.

Banco de Occidente S.A

Maximum, Minimum and Average VaR Values
December 31, 2017
	Minimum	Average	Maximum	Period end
Interest rate	140,044	162,463	184,209	174,379
Exchange rate	1,424	3,119	7,034	7,034
Shares	-	-	-	-
Mutual funds	2,580	2,702	2,811	2,811
VaR Portfolio	145,108	168,284	190,502	184,224

Maximum, Minimum and Average VaR Values
December 31, 2016
	Minimum	Average	Maximum	Period end
Interest rate	131,840	154,398	172,552	137,221
Exchange rate	1,488	2,172	3,567	2,029
Shares	-	-	-	-
Mutual funds	2,545	3,628	3,898	2,545
VaR Portfolio	137,343	160,199	177,946	141,794

Banco de Occidente´s market risk weighted assets remained on average around 5.9% of the total risk-weighted assets during the year ended December 31, 2017 and 4.2% for the year ended December 31, 2016.

Banco Popular S.A

Maximum, Minimum and Average VaR Values
December 31, 2017
	Minimum	Average	Maximum	Period end
Interest rate	103,535	115,033	122,910	119,856
Exchange rate	4	662	3,329	3,329
Shares	945	965	967	946
Mutual funds	1,019	1,085	1,203	1,134
VaR Portfolio	105,635	117,745	126,486	125,265

Maximum, Minimum and Average VaR Values
December 31, 2016
	Minimum	Average	Maximum	Period end
Interest rate	103,097	129,470	149,375	118,920
Exchange rate	17	703	2,551	273
Shares	732	813	947	764
Mutual funds	490	582	683	615
VaR Portfolio	104,583	131,567	150,964	120,572

Banco Popular´s market risk weighted assets remained on average around 7.5% of the total risk-weighted assets during the year ended December 31, 2017 and 9.6% on the year ended December 31, 2016.

Banco Comercial AV Villas S.A

Maximum, Minimum and Average VaR Values
December 31, 2017
	Minimum	Average	Maximum	Period end
Interest rate	12,563	37,998	89,381	14,206
Exchange rate	-	670	1,572	1,448
Shares	-	-	-	-
Mutual funds	481	1,394	6,373	2,741
VaR Portfolio	15,198	40,061	89,960	18,394

Maximum, Minimum and Average VaR Values
December 31, 2016
	Minimum	Average	Maximum	Period end
Interest rate	89,066	100,756	113,347	89,268
Exchange rate	0,3	307	862	7
Shares	-	-	-	-
Mutual funds	96	115	169	126
VaR Portfolio	89,243	101,178	114,065	89,402

Banco AV Villas´s market risk weighted assets remained on average around 2.2% of the total risk-weighted assets during the year ended December 31, 2017 and 13.6% on the year ended December 31, 2016.

Corficolombiana S.A

Maximum, Minimum and Average VaR Values
December 31, 2017
	Minimum	Average	Maximum	Period end
Interest rate	81,334	104,098	144,232	144,232
Exchange rate	656	2,332	4,041	4,041
Shares	9,691	10,601	11,072	10,800
Mutual funds	116	891	2,669	140
VaR Portfolio	95,312	117,460	159,214	159,214

Maximum, Minimum and Average VaR Values
December 31, 2016
	Minimum	Average	Maximum	Period end
Interest rate	130,771	219,143	282,081	141,553
Exchange rate	1,263	3,799	8,730	3,263
Shares	8,471	10,608	12,295	11,975
Mutual funds	373	2,140	3,498	2,906
VaR Portfolio	146,966	235,689	293,983	159,697

Description of detailed information about investments subject to value at risk [Text Block]
A substantial amount of Grupo Aval's foreign currency assets and liabilities are in U.S. dollars. Details on the assets and liabilities in foreign currency held by Grupo Aval at December 31, 2017 and 2016 are shown below:

December 31, 2017

Account	U.S. dollars (Millions)	Other currencies converted to U.S. dollars (Millions)	Total in Colombian pesos (Millions)
Financial assets
Cash and cash equivalents	3,541	1,052	13,706,552
Investments in debt securities held for trading	134	24	470,430
Investments in securities available-for-sale	2,564	631	9,532,417
Investments in debt securities held-to-maturity	17	-	50,695
Loan portfolio financial assets at amortized cost	16,217	4,500	61,817,662
Trading derivatives	91	1	274,691
Hedge derivatives	19	-	55,261
Other accounts receivable	161	202	1,083,678
Total financial assets	22,744	6,410	86,991,386

Account	U.S. dollars (Millions)	Other currencies converted to U.S. dollars (Millions)	Total in Colombian pesos (Millions)
Financial liabilities
Trading derivatives	85	1	256,865
Hedge derivatives	5	-	13,464
Customer deposits	14,572	4,909	58,087,999
Financial obligations	8,624	660	27,808,291
Accounts payable	437	-	1,304,929
Total financial liabilities	23,723	5,600	87,471,548
Net financial asset (liability) position	(979)	810	(480,162)

December 31, 2016

Account	U.S. dollars (Millions)	Other currencies converted to U.S. dollars (Millions)	Total in Colombian pesos (Millions)
Financial assets
Cash and cash equivalents	3,898	1,009	14,694,459
Investments in debt securities held for trading	172	-	516,926
Investments in securities available-for-sale	2,741	-	8,224,549
Investments in debt securities held-to-maturity	9	-	25,693
Trading derivatives	128	26	462,278
Loan portfolio financial assets at amortized cost	14,149	4,682	56,505,459
Other accounts receivable	318	-	955,677
Hedge derivatives	43	-	128,479
Total financial assets	21,458	5,717	81,513,520

Account	U.S. dollars (Millions)	Other currencies converted to U.S. dollars (Millions)	Total in Colombian pesos (Millions)
Financial liabilities
Trading derivatives	134	70	613,376
Hedge derivatives	14	-	43,436
Customer deposits	13,214	4,463	53,014,364
Financial obligations	9,219	-	27,664,167
Accounts payable	384	-	1,150,537
Total financial liabilities	22,964	4,533	82,485,880
Net financial asset (liability) position	(1,506)	1,184	(972,360)

Disclosure of Detailed Information about Foreign Currency Assets and Liabilities [Text Block]
A substantial amount of Grupo Aval's foreign currency assets and liabilities are in U.S. dollars. Details on the assets and liabilities in foreign currency held by Grupo Aval at December 31, 2017 and 2016 are shown below:

December 31, 2017

Account	U.S. dollars (Millions)	Other currencies converted to U.S. dollars (Millions)	Total in Colombian pesos (Millions)
Financial assets
Cash and cash equivalents	3,541	1,052	13,706,552
Investments in debt securities held for trading	134	24	470,430
Investments in securities available-for-sale	2,564	631	9,532,417
Investments in debt securities held-to-maturity	17	-	50,695
Loan portfolio financial assets at amortized cost	16,217	4,500	61,817,662
Trading derivatives	91	1	274,691
Hedge derivatives	19	-	55,261
Other accounts receivable	161	202	1,083,678
Total financial assets	22,744	6,410	86,991,386

Account	U.S. dollars (Millions)	Other currencies converted to U.S. dollars (Millions)	Total in Colombian pesos (Millions)
Financial liabilities
Trading derivatives	85	1	256,865
Hedge derivatives	5	-	13,464
Customer deposits	14,572	4,909	58,087,999
Financial obligations	8,624	660	27,808,291
Accounts payable	437	-	1,304,929
Total financial liabilities	23,723	5,600	87,471,548
Net financial asset (liability) position	(979)	810	(480,162)

December 31, 2016

Account	U.S. dollars (Millions)	Other currencies converted to U.S. dollars (Millions)	Total in Colombian pesos (Millions)
Financial assets
Cash and cash equivalents	3,898	1,009	14,694,459
Investments in debt securities held for trading	172	-	516,926
Investments in securities available-for-sale	2,741	-	8,224,549
Investments in debt securities held-to-maturity	9	-	25,693
Trading derivatives	128	26	462,278
Loan portfolio financial assets at amortized cost	14,149	4,682	56,505,459
Other accounts receivable	318	-	955,677
Hedge derivatives	43	-	128,479
Total financial assets	21,458	5,717	81,513,520

Account	U.S. dollars (Millions)	Other currencies converted to U.S. dollars (Millions)	Total in Colombian pesos (Millions)
Financial liabilities
Trading derivatives	134	70	613,376
Hedge derivatives	14	-	43,436
Customer deposits	13,214	4,463	53,014,364
Financial obligations	9,219	-	27,664,167
Accounts payable	384	-	1,150,537
Total financial liabilities	22,964	4,533	82,485,880
Net financial asset (liability) position	(1,506)	1,184	(972,360)

Schedule of Interest Rate Risk on Assets and Liabilities [Text Block]
The following table shows interest rates exposure for assets and liabilities at December 31, 2017 and 2016. In this table, fixed rate instruments are classified according to the maturity date and floating rate instruments are classified according to the re-pricing date. The following analysis includes all the global interest rate exposure in each bucket for our banks:

December 31, 2017

Assets	Less than one month		From one to six months		From six to twelve months		More than a year		Non- interest		Total
Cash and cash equivalents	Ps.	2,378,528	Ps.	-	Ps.	-	Ps.	-	Ps.	19,958,310	Ps.	22,336,838
Debt securities held for trading		169,328		497,031		580,030		1,404,147		-		2,650,536
Debt securities available-for-sale		495,315		1,537,630		1,300,390		14,456,792		-		17,790,127
Debt securities held-to-maturity		722,026		832,703		1,338,712		5,598		-		2,899,039
Service concession arrangements		-		-		-		2,282,611		-		2,282,611
Commercial loans and leases		21,760,032		43,162,885		7,089,736		27,416,241		-		99,428,894
Consumer loans and leases		10,003,247		8,953,299		1,731,816		29,694,533		-		50,382,895
Mortgages and housing leases		3,539,706		5,354,545		404,417		6,852,631		-		16,151,299
Microcredit loans and leases		26,553		18,028		38,197		326,910		-		409,688
Other accounts receivable		-		-		-		890,896		3,575,238		4,466,134
Total Assets	Ps.	39,094,735	Ps.	60,356,121	Ps.	12,483,298	Ps.	83,330,359	Ps.	23,533,548	Ps.	218,798,061

Liabilities	Less than one month		From one to six months		From six to twelve months		More than a year		Non- interest		Total
Checking accounts	Ps.	20,597,270	Ps.	-	Ps.	-	Ps.	-	Ps.	15,420,332	Ps.	36,017,602
Time deposits		12,733,132		24,212,202		13,456,116		12,214,713		-		62,616,163
Saving deposits		55,778,677		-		-		-		-		55,778,677
Other deposits		-		-		-		-		472,782		472,782
Interbank and overnight funds		4,836,246		134,184		-		-		-		4,970,430
Borrowing from banks and other		3,249,799		5,801,906		2,200,184		6,953,431		-		18,205,320
Long-term debt		123,261		6,500,197		416,407		12,062,331		-		19,102,196
Borrowing from development entities		523,786		1,353,790		93,154		1,027,360		-		2,998,090
Total Liabilities	Ps.	97,842,171	Ps.	38,002,279	Ps.	16,165,861	Ps.	32,257,835	Ps.	15,893,114	Ps.	200,161,260

December 31, 2016

Assets	Less than one month		From one to six months		From six to twelve months		More than a year		Non- interest		Total
Cash and cash equivalents	Ps.	885,572	Ps.	-	Ps.	-	Ps.	-	Ps.	21,307,432	Ps.	22,193,004
Debt securities held for trading		584,277		354,424		249,249		1,155,952		-		2,343,902
Debt securities available-for-sale		97,048		151,277		5,882,444		11,531,964		-		17,662,733
Debt securities held-to-maturity		51,042		2,488,507		25,693		5,244		-		2,570,486
Service concession arrangements		-		-		-		2,072,674		-		2,072,674
Commercial loans and leases		19,446,228		54,284,920		4,799,382		14,618,681		-		93,149,211
Consumer loans and leases		4,060,610		8,528,968		1,387,001		32,951,418		-		46,927,997
Mortgages and housing leases		3,896,339		423,374		105,437		10,258,387		-		14,683,537
Microcredit loans and leases		3,183		18,536		34,455		343,257		-		399,431
Other accounts receivable		-		-		-		440,275		3,279,397		3,719,672
Total Assets	Ps.	29,024,299	Ps.	66,250,006	Ps.	12,483,661	Ps.	73,377,852	Ps.	24,586,829	Ps.	205,722,647

Liabilities	Less than one month		From one to six months		From six to twelve months		More than a year		Non- interest		Total
Checking accounts	Ps.	21,843,630	Ps.	-	Ps.	-	Ps.	-	Ps.	13,134,559	Ps.	34,978,189
Time deposits		9,250,329		23,292,407		10,725,534		14,737,874		-		58,006,144
Saving deposits		50,573,924		-		-		-		-		50,573,924
Other deposits		-		-		-		-		328,798		328,798
Interbank and overnight funds		6,171,336		144,381		-		-		-		6,315,717
Borrowing from banks and other		2,636,761		5,724,376		1,961,526		7,583,970		-		17,906,633
Long-term debt		2,463,493		4,715,900		753,451		10,635,392		-		18,568,236
Borrowing from development entities		448,532		1,289,977		173,197		813,989		-		2,725,695
Total Liabilities	Ps.	93,388,005	Ps.	35,167,041	Ps.	13,613,708	Ps.	33,771,225	Ps.	13,463,357	Ps.	189,403,336

December 31, 2017

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash due from banks and Central Bank	Ps.	-	Ps.	2,378,528	Ps.	-	Ps.	-	Ps.	19,958,310	Ps.	22,336,838
Debt securities held for trading		140,796		1,153,157		331,589		1,024,994		-		2,650,536
Debt securities available-for-sale		44,213		3,289,129		2,128,817		12,327,968		-		17,790,127
Debt securities held-to-maturity		2,841,714		51,727		-		5,598		-		2,899,039
Service concession arrangements		-		-		2,282,611		-		-		2,282,611
Commercial loans and leases		37,026,675		10,240,136		49,061,715		3,100,368		-		99,428,894
Consumer loans and leases		942,057		15,282,475		9,725,059		24,433,304		-		50,382,895
Mortgages and housing leases		74,604		477,646		9,695,527		5,903,522		-		16,151,299
Microcredit loans and leases		2,266		207,099		4,550		195,773		-		409,688
Other account receivables		-		-		842,173		107,559		3,516,402		4,466,134
Total Assets	Ps.	41,072,325	Ps.	33,079,897	Ps.	74,072,041	Ps.	47,099,086	Ps.	23,474,712	Ps.	218,798,061

	Under one year				Over one year				Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	-	Ps.	20,597,270	Ps.	-		-	Ps.	15,420,332	Ps.	36,017,602
Time deposits		10,785,649		33,777,955		7,605,647		10,446,912		-		62,616,163
Saving deposits		9,156,432		46,622,245		-		-		-		55,778,677
Other deposits		-		-		-		-		472,782		472,782
Interbank and overnight funds		106,495		4,863,935		-		-		-		4,970,430
Borrowing from banks and other		4,327,736		5,026,923		3,900,072		4,950,589		-		18,205,320
Long-term debt		534,852		851,809		6,772,587		10,942,948		-		19,102,196
Borrowing from development entities		373,707		11,399		2,608,953		4,031		-		2,998,090
Total Liabilities	Ps.	25,284,871	Ps.	111,751,536	Ps.	20,887,259	Ps.	26,344,480	Ps.	15,893,114	Ps.	200,161,260

December 31, 2016

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash due from banks and Central Bank	Ps.	-	Ps.	885,572	Ps.	-	Ps.	-	Ps.	21,307,432	Ps.	22,193,004
Debt securities held for trading		203,422		799,566		256,467		1,084,447		-		2,343,902
Debt securities available-for-sale		76,170		3,323,386		179,413		14,083,764		-		17,662,733
Debt securities held-to-maturity		2,486,514		78,860		3,928		1,184		-		2,570,486
Service concession arrangements		-		-		2,072,674		-		-		2,072,674
Commercial loans and leases		28,138,078		12,039,918		40,904,474		12,066,741		-		93,149,211
Consumer loans and leases		413,928		12,779,524		2,001,963		31,732,582		-		46,927,997
Mortgages and housing leases		83,339		324,246		5,363,330		8,912,622		-		14,683,537
Microcredit loans and leases		9,958		156,761		6,903		225,809		-		399,431
Other account receivables		-		-		440,275		-		3,279,397		3,719,672
Total Assets	Ps.	31,411,409	Ps.	30,387,833	Ps.	51,229,427	Ps.	68,107,149	Ps.	24,586,829	Ps.	205,722,647

	Under one year				Over one year				Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	-	Ps.	21,843,630	Ps.	-		-	Ps.	13,134,559	Ps.	34,978,189
Time deposits		13,079,866		29,792,727		6,057,772		9,075,779		-		58,006,144
Saving deposits		70,783		50,234,077		-		269,064		-		50,573,924
Other deposits		-		-		-		-		328,798		328,798
Interbank and overnight funds		712,355		5,603,362		-		-		-		6,315,717
Borrowing from banks and other		3,187,556		5,173,581		4,458,094		5,087,402		-		17,906,633
Long-term debt		1,314,956		4,234,039		4,737,643		8,281,598		-		18,568,236
Borrowing from development entities		529,843		-		2,195,852		-		-		2,725,695
Total Liabilities	Ps.	18,895,359	Ps.	116,881,416	Ps.	17,449,361	Ps.	22,713,843	Ps.	13,463,357	Ps.	189,403,336

Disclosure of detailed information about requested percentage of deposits to be maintained as reserves in each country [Text Block]
Details on the requested percentage in each country are shown below:

Requested Percentage
Country	Details	%
Colombia	Checking account and Savings accounts	11%
	Time deposits > 18 months	4.5%
Guatemala	Deposits and Capital raising	11.6%
El Salvador	1st Demand deposits (1)	25%
	2nd Demand deposits (2)	25%
	3rd Debt securities	50%
Honduras	Demand deposits	12%
	Mandatory investment in local currency	5%
	Mandatory investment in foreign currency	12%
Nicaragua	Daily, Liabilities in local and foreign currency	12%
	Biweekly, Liabilities in local and foreign currency	14%
Costa Rica	Deposits in local and foreign currency	15%
	Capital raising in local and foreign currency	15%

(1) This refer to demand deposits in Central Bank or overseas banks.
(2) This refer to demand deposits in Central Bank, overseas banks or debt securities issue by Central Bank.

Disclosure of detailed information about the breakdown by time bands of the Liquid Assets and the Liquidity Risk Indicator [Text Block]
The following is a breakdown by different time of the Liquid Assets and the LRI – Liquidity Risk Indicator for the specified time band, reflect unconsolidated figures for each of our banks at December 31, 2017 and 2016.

December 31, 2017

Bank	Liquid assets available at the end of the year (1)	From 1 to 7 days (2)	From 8 to 15 days (2)	From 16 to 30 days (2)	From 31 to 90 days (2)
Banco de Bogotá	9,883,150	9,446,780	8,436,530	7,161,523	1,082,066
Banco Occidente	7,184,470	6,876,625	6,657,883	5,567,110	2,350,522
Banco Popular	2,905,827	2,629,285	2,332,527	1,726,392	(256,330)
Banco AV Villas	1,776,252	1,701,634	1,577,328	1,506,404	478,347
Corficolombiana	1,603,609	1,059,878	942,372	649,166	361,394

December 31, 2016

Bank	Liquid assets available at the end of the year (1)	From 1 to 7 days (2)	From 8 to 15 days (2)	From 16 to 30 days (2)	From 31 to 90 days (2)
Banco de Bogotá	10,058,552	8,732,532	5,604,879	3,786,496	(2,999,598)
Banco Occidente	3,882,343	3,453,308	3,158,023	2,638,916	1,081,962
Banco Popular	2,628,298	2,445,146	2,212,315	1,511,457	(212,024)
Banco AV Villas	1,952,334	1,723,991	1,554,462	1,206,529	56,614
Corficolombiana	1,475,836	871,378	795,495	490,178	(187,120)

(1) Liquid assets are the sum of the assets that are readily convertible to cash. These assets include cash on hand and bank deposits including Central Bank deposits, securities or coupons that have been transferred to the entity in money market transactions and have not been used in borrowing operations in the money market. It also includes investments in debt securities recorded at fair value, investments in mutual funds with no withdrawal restrictions, and debt securities carried at amortized cost, provided they are legally required or “mandatory” investments, subscribed in the primary market and that can be used for money market operations. The value of the liquid assets mentioned above, is calculated at the fair value market price on the date of the assessment.

(2) This amount is the remaining value of the liquid assets in the specified time period, or the LRI, that is calculated as the difference among the liquid assets and the liquidity requirement. The liquidity requirement is the difference of contractual cash inflows and contractual and non-contractual cash outflows during the period according to the LRI methodology.

Disclosure of detailed information about the breakdown by contractual undiscounted cash flows of the financial assets and liabilities including projected contractual interest receivable and payable [Text Block]
December 31, 2017

Assests	Less than one month		From one to six months		From six to twelve months		More than a year		Non - Sensitive		Total
Cash and cash equivalents	Ps.	-	Ps.	-	Ps.	-	Ps.	-	Ps.	23,420,225	Ps.	23,420,225
Investments in debt securities held for trading		913,190		310,701		619,023		1,316,239		-		3,159,152
Investments in securities available-for-sale		622,057		1,968,847		1,810,606		18,818,121		-		23,219,631
Investments in debt securities held-to-maturity		649,833		934,821		1,576,581		5,946		-		3,167,181
Commercial loans and leases		14,641,827		30,985,969		15,378,967		66,048,385		-		127,055,148
Consumer loans and leases		4,524,515		12,114,983		7,186,854		34,943,876		-		58,770,228
Mortgages and housing leases		263,314		1,228,796		1,434,850		28,060,685		-		30,987,645
Microcredit loans and leases		49,932		117,240		119,397		261,625		-		548,194
Trading derivatives		249,305		103,245		33,859		29,329		-		415,738
Hedging derivatives		52,122		2,657		1,752		-		-		56,531
Other accounts receivable		-		238		163		1,013,167		3,745,261		4,758,829
Other assets		-		-		-		-		482,636		482,636
Total Assets	Ps.	21,966,095	Ps.	47,767,497	Ps.	28,162,052	Ps.	150,497,373	Ps.	27,648,122	Ps.	276,041,139

Liabilities	Less than one month		From one to six months		From six to twelve months		More than a year		Non - Sensitive		Total
Checking accounts	Ps.	40,840,666	Ps.	-	Ps.	-	Ps.	-	Ps.	-	Ps.	40,840,666
Time Deposits		9,583,488		21,734,913		15,150,201		21,094,851		-		67,563,454
Saving deposits		58,656,060		-		-		-		-		58,656,060
Other deposits		471,645		-		-		34,275		-		505,920
Interbank and overnight funds		4,274,983		166,891		-		-		-		4,441,874
Borrowing from banks and other		1,963,636		6,359,672		4,262,502		8,417,134		-		21,002,945
Long-term debt		52,468		5,780,195		531,963		18,902,134		-		25,266,760
Borrowing from development entities		36,954		258,909		301,372		4,338,700		-		4,935,935
Trading derivatives		120,429		377,898		3,918		7,107		-		509,351
Hedging derivatives		13,345		119		-		-		-		13,464
Other Liabilities		2,165,287		58,605		50,583		-		4,351,782		6,626,258
Total Liabilities	Ps.	118,178,961	Ps.	34,737,201	Ps.	20,300,540	Ps.	52,794,200	Ps.	4,351,782	Ps.	230,362,686

December 31, 2016

Assests	Less than one month		From one to six months		From six to twelve months		More than a year		Non - Sensitive		Total
Cash and cash equivalents	Ps.	-	Ps.	-	Ps.	-	Ps.	-	Ps.	23,431,502	Ps.	23,431,502
Investments in debt securities held for trading		820,683		541,799		331,319		1,078,497		-		2,772,298
Investments in securities available-for-sale		944,879		1,531,453		1,506,568		16,979,066		-		20,961,966
Investments in debt securities held-to-maturity		529,014		880,233		1,219,842		17,888		-		2,646,977
Commercial loans and leases		11,627,160		22,248,731		14,210,565		56,169,672		-		104,256,128
Consumer loans and leases		5,039,323		10,345,530		6,034,277		35,590,184		-		57,009,314
Mortgages and housing leases		146,691		727,017		846,720		23,968,085		-		25,688,513
Microcredit loans and leases		39,582		116,175		129,340		263,682		-		548,779
Other accounts receivable		783,812		222,986		747,269		11,981		-		1,766,048
Trading derivatives		377,946		85,736		18,311		14,186		-		496,179
Hedging derivatives		123,672		3,540		4,607		-		-		131,819
Other assets		-		-		-		-		589,415		589,415
Total Assets	Ps.	20,432,762	Ps.	36,703,200	Ps.	25,048,818	Ps.	134,093,241	Ps.	24,020,917	Ps.	240,298,938

Liabilities	Less than one month		From one to six months		From six to twelve months		More than a year		Non - Sensitive		Total
Checking accounts	Ps.	35,176,430	Ps.	-	Ps.	-	Ps.	-	Ps.	-	Ps.	35,176,430
Time deposits		9,280,758		24,443,943		12,490,712		15,013,753		-		61,229,166
Saving deposits		51,684,382		-		-		-		-		51,684,382
Other deposits		309,940		2,292		16,584		-		-		328,816
Interbank and overnight funds		5,877,059		476,679		-		-		-		6,353,738
Borrowing from banks and other		1,279,413		5,799,940		4,459,671		11,584,008		-		23,123,032
Long-term debt		2,166,658		1,233,436		1,241,972		14,775,950		-		19,418,016
Borrowing from development entities		28,507		251,343		244,463		3,105,206		-		3,629,519
Trading derivatives	Ps.	406,656	Ps.	164,753	Ps.	85,827	Ps.	86,295	Ps.	-	Ps.	743,531
Hedging derivatives		44,650		684		942		-		-		46,276
Other Liabilities		-		-		-		-		5,957,192		5,957,192
Total Liabilities	Ps.	106,254,453	Ps.	32,373,070	Ps.	18,540,171	Ps.	44,565,212	Ps.	5,957,192	Ps.	207,690,098

Disclosure of detailed information about the calculation of the minimum regulatory capital [Text Block]
Following is the detail of the calculation of the minimum regulatory capital, required for the entites regulated by the Superintendency of Finance:

Regulatory Capital	December 31, 2017
	Banco de Bogotá	Banco de Occidente	Banco Popular	Banco AV Villas	Corficolombiana
Regulatory Capital	16,749,137	4,007,636	2,090,131	1,195,815	2,666,487
Basic ordinary equity	10,870,598	3,123,860	1,774,823	1,060,749	2,295,929
Basic additional equity	5,878,538	883,776	315,309	135,066	370,558
Market Risk	9,220,514	1,660,535	1,391,833	204,852	1,769,041
Total assets weighted by risk	123,708,231	28,165,602	18,452,556	9,493,492	7,246,604
Total solvency risk index.	13.54%	13.44%	10.53%	12.33%	36.80%
Basic solvency risk index.	8.79%	10.47%	8.94%	10.94%	31.68%

Regulatory Capital	December 31, 2016
	Banco de Bogotá	Banco de Occidente	Banco Popular	Banco AV Villas	Corficolombiana
Regulatory Capital	16,236,204	3,801,455	2,103,019	1,119,136	2,611,410
Basic ordinary equity	10,456,131	3,029,445	1,756,321	1,002,396	2,247,231
Basic additional equity	5,780,073	772,010	346,698	116,740	364,179
Market Risk	6,438,729	1,233,358	1,339,691	993,172	1,676,891
Total assets weighted by risk	116,745,434	29,588,532	18,919,825	9,768,306	7,114,069
Total solvency risk index.	13.91%	12.85%	11.12%	11.46%	36.71%
Basic solvency risk index.	8.96%	10.24%	9.28%	10.26%	31.59%